Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2024 and 2023.

	At March 31,
	2024	2023

	(In millions)

Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥77,962,347	¥75,113,703
Call loans and bills bought	5,336,280	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	14,148,667	11,024,084
Trading assets	5,674,162	4,229,845
Derivative financial instruments	9,909,272	8,649,947
Financial assets at fair value through profit or loss	2,293,049	1,392,889

	At March 31,
	2024	2023

	(In millions)
Investment securities:
Debt instruments at amortized cost	316,392	235,567
Debt instruments at FVOCI	24,016,184	22,811,423
Loans and advances	121,716,465	111,891,134
Other financial assets	7,509,528	5,360,634
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	88,926,181	79,068,816
Financial guarantees and other credit-related contingent liabilities	14,869,558	13,693,772

Total	¥372,678,085	¥339,156,626

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2024 and 2023. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2024	2023

	(In millions)
Impaired loans and advances	¥1,338,444	¥1,170,662
Financial effect of collateral and other credit enhancements	457,358	387,980

Loans and Advances by Geographical Sector
An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2024 and 2023 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.
Geographical sector

	At March 31,
	2024	2023

	(In millions)
Domestic	¥71,162,406	¥67,690,579
Foreign:
Americas	20,773,650	18,168,277
Europe	10,243,368	9,070,221
Asia	14,184,836	13,185,870
Others	6,821,860	5,028,880

Total foreign	52,023,714	45,453,248

Gross loans and advances	123,186,120	113,143,827
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(490,655)	(388,579)
Less: Allowance for loan losses	(979,000)	(864,114)

Carrying amount	¥121,716,465	¥111,891,134

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2024	2023

	(In millions)

Domestic:
Manufacturing	¥11,280,268	¥10,654,680
Agriculture, forestry, fisheries and mining	243,528	379,701
Construction	1,107,013	949,426
Transportation, communications and public enterprises	6,320,575	6,464,350
Wholesale and retail	6,222,405	6,143,314
Finance and insurance	3,877,554	3,901,580
Real estate and goods rental and leasing	16,921,046	15,604,512
Services	5,449,640	4,896,764
Municipalities	573,667	687,606
Lease financing	48,492	12,712
Consumer (1)	16,426,993	15,886,487
Others	2,691,225	2,109,447

Total domestic	71,162,406	67,690,579

	At March 31,
	2024	2023

	(In millions)
Foreign:
Public sector	¥598,598	¥291,238
Financial institutions	10,874,863	9,283,249
Commerce and industry	33,669,222	30,369,262
Lease financing	276,063	295,199
Others	6,604,968	5,214,300

Total foreign	52,023,714	45,453,248

Gross loans and advances	123,186,120	113,143,827
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(490,655)	(388,579)
Less: Allowance for loan losses	(979,000)	(864,114)

Carrying amount	¥121,716,465	¥111,891,134

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,008,530 million and ¥10,784,572 million at March 31, 2024 and 2023, respectively.

Disaggregation of Structured Finance Loans and Advances
Structured finance:

	At March 31,
	2024	2023

	(In millions)
Real estate finance	¥5,647,338	¥4,581,928
Project finance	7,119,699	6,283,946
Other structured finance	548,828	509,334

Total structured finance	¥13,315,865	¥11,375,208

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2024	2023

	(In millions)
Secured loans (1)	¥11,564,294	¥11,386,978
Unsecured loans	4,862,699	4,499,509

Total consumer	¥16,426,993	¥15,886,487

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥11,008,530 million and ¥10,784,572 million at March 31, 2024 and 2023, respectively.

Summary of Loans and Advances at Amortized Cost
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Material Accounting Policies” for information on stage allocation. Also refer to Note 46 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)

Loans and advances at amortized cost:
Normal
J1-6	¥49,962,330	¥194,336	¥—	¥50,156,666
G1-6	40,835,338	1,282,060	—	42,117,398
Japanese government and local municipal corporations	3,411,548	—	—	3,411,548
Other (1)	24,196,329	74,759	—	24,271,088
Requiring caution
J7	—	1,013,748	—	1,013,748
G7	—	683,422	—	683,422
Other (1)	—	193,806	—	193,806
Impaired (2)	—	—	1,338,444	1,338,444

Gross loans and advances	118,405,545	3,442,131	1,338,444	123,186,120
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(490,655)
Less: Allowance for loan losses	(196,325)	(257,542)	(525,133)	(979,000)

Carrying amount				¥121,716,465

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,931,412 million and ¥16,295 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥47,453,523	¥289,316	¥—	¥47,742,839
G1-6	34,975,850	1,177,231	—	36,153,081
Japanese government and local municipal corporations	2,981,570	—	—	2,981,570
Other (1)	22,843,553	291,913	—	23,135,466
Requiring caution
J7	—	838,655	—	838,655
G7	—	842,888	—	842,888
Other (1)	—	278,666	—	278,666
Impaired (2)	—	—	1,170,662	1,170,662

Gross loans and advances	108,254,496	3,718,669	1,170,662	113,143,827
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(388,579)
Less: Allowance for loan losses	(187,455)	(240,494)	(436,165)	(864,114)

Carrying amount				¥111,891,134

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,697,842 million and ¥16,624 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥92,412 million and ¥43,604 million for the fiscal years ended March 31, 2024 and 2023, respectively. The net modification gain or loss is not material.

	At March 31, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥48,772,715	¥852,452	¥63,287	¥49,688,454
Allowance for off-balance sheet items	33,480	43,751	6,300	83,531

	At March 31, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥43,212,638	¥1,009,650	¥68,585	¥44,290,873
Allowance for off-balance sheet items	48,584	36,163	15,241	99,988

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.
Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2022	¥162,919	¥247,020	¥583,115	¥993,054
Transfer to 12-month ECL	2,300	(2,037)	(263)	—
Transfer to lifetime ECL not credit-impaired	(3,495)	6,485	(2,990)	—
Transfer to lifetime ECL credit-impaired	(9,959)	(14,605)	24,564	—

Net transfers between stages	(11,154)	(10,157)	21,311	—
Provision (credit) for loan losses	29,264	(5,591)	114,503	138,176
Charge-offs	—	—	310,284	310,284
Recoveries	—	—	16,948	16,948

Net charge-offs	—	—	293,336	293,336
Others (2)	6,426	9,222	10,572	26,220

Balance at March 31, 2023	187,455	240,494	436,165	864,114

Transfer to 12-month ECL	5,914	(5,403)	(511)	—
Transfer to lifetime ECL not credit-impaired	(7,662)	9,906	(2,244)	—
Transfer to lifetime ECL credit-impaired	(3,031)	(13,786)	16,817	—

Net transfers between stages	(4,779)	(9,283)	14,062	—

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)

Provision for loan losses	2,428	15,774	204,692	222,894
Of which refinement of the ECL models (3)	(18,941)	(22,043)	—	(40,984)

Charge-offs	—	—	184,608	184,608
Recoveries	—	—	16,904	16,904

Net charge-offs	—	—	167,704	167,704
Others (2)	11,221	10,557	37,918	59,696

Balance at March 31, 2024	¥196,325	¥257,542	¥525,133	¥979,000

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	Others mainly include foreign exchange translations.
(3)
The refinement of the ECL models is primarily the subdivision of the foreign region (Global) into three (US, European, and Asia-Pacific region) and the addition of key drivers for credit risks and losses such as short-term interest rate of Japan. This refinement constitutes a continued improvement towards more responsive models and is intended to better reflect the diversified growth trend of the portfolio in each foreign region and the effect of the lifting of the negative interest rate policy by the Bank of Japan.

For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)

Loan commitments and financial guarantees (1) :
Balance at April 1, 2022	¥34,473	¥41,756	¥12,034	¥88,263
Net transfers between stages	90	(1,054)	964	—
Provision (credit) for off-balance sheet items	12,584	(4,539)	2,243	10,288
Others	1,437	—	—	1,437

Balance at March 31, 2023	48,584	36,163	15,241	99,988

Net transfers between stages	(1,107)	2,182	(1,075)	—
Provision (credit) for off-balance sheet items	(15,338)	5,406	(7,866)	(17,798)
Others	1,341	—	—	1,341

Balance at March 31, 2024	¥33,480	¥43,751	¥6,300	¥83,531

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2024 and 2023, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2024
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥71,032	¥—	¥—	¥2,207,908
AA- to AA+	4,755,302	33,391	236,798	20,435,445
A- to A+	360,440	10,517	—	913,176
Lower than A-	332,322	51,449	77,884	1,057,963
Unrated	73,073	17,054	1,710	228,214

Total	¥5,592,169	¥112,411	¥316,392	¥24,842,706

	At March 31, 2023
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥644,180	¥6,000	¥—	¥10,034,033
AA- to AA+	3,147,681	31,296	165,593	11,992,005
A- to A+	223,843	14,669	—	399,783
Lower than A-	126,281	85,739	68,995	984,062
Unrated	13,343	600	979	173,750

Total	¥4,155,328	¥138,304	¥235,567	¥23,583,633

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2024 and 2023.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Equity Holding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2024:
SMBC Consolidated
Maximum	¥39.6	¥33.5	¥2.8	¥14.1	¥21.5
Minimum	5.1	2.6	0.1	5.1	10.9
Daily average	10.4	7.8	1.3	9.5	15.3
At March 31, 2024	5.6	4.0	0.1	13.3	17.5
SMFG Consolidated
Maximum	¥49.6	¥34.9	¥12.8	¥14.1	¥46.4
Minimum	15.7	3.8	5.2	5.1	27.2
Daily average	22.5	9.0	7.4	9.5	34.4
At March 31, 2024	19.5	5.2	8.1	13.3	40.0

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2023:
SMBC Consolidated
Maximum	¥75.3	¥73.7	¥1.7	¥9.5	¥15.3
Minimum	12.8	11.9	0.2	4.8	10.5
Daily average	54.3	49.4	0.7	7.0	12.6
At March 31, 2023	27.9	22.6	0.2	5.7	11.6
SMFG Consolidated
Maximum	¥84.4	¥75.1	¥7.6	¥9.5	¥31.8
Minimum	21.7	13.2	4.3	4.8	25.2
Daily average	63.5	50.8	6.1	7.0	28.4
At March 31, 2023	37.6	23.9	5.5	5.7	27.7

(1)
Total for “Maximum,” “Minimum,” and “Daily average” represents the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2024:
SMBC Consolidated
Maximum	¥91.4	¥0.5	¥32.6	¥0.0	¥98.1
Minimum	60.7	0.0	4.0	0.0	64.1
Daily average	75.8	0.0	21.3	0.0	84.6
At March 31, 2024	78.0	0.0	31.8	0.0	93.5
SMFG Consolidated
Maximum	¥92.8	¥0.5	¥32.6	¥0.0	¥99.5
Minimum	62.1	0.0	4.0	0.0	65.5
Daily average	77.1	0.0	21.3	0.0	85.9
At March 31, 2024	79.6	0.0	31.8	0.0	95.1

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2023:
SMBC Consolidated
Maximum	¥67.3	¥0.7	¥18.3	¥0.0	¥73.4
Minimum	40.1	0.0	3.3	0.0	43.6
Daily average	53.6	0.2	8.6	0.0	57.1
At March 31, 2023	63.3	0.0	11.3	0.0	68.0
SMFG Consolidated
Maximum	¥68.0	¥0.7	¥18.3	¥0.0	¥74.0
Minimum	41.2	0.0	3.3	0.0	44.7
Daily average	54.5	0.2	8.6	0.0	58.0
At March 31, 2023	64.7	0.0	11.3	0.0	69.4

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represents the maximum, minimum and daily average of the total of the banking book.

(ii)	Equity Holding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2024:
SMBC Consolidated
Maximum	¥1,263.3
Minimum	970.9
Daily average	1,135.0
At March 31, 2024	1,252.7
SMFG Consolidated
Maximum	¥1,582.6
Minimum	1,189.3
Daily average	1,401.0
At March 31, 2024	1,567.2

Equities risk
(In billions)
For the fiscal year ended March 31, 2023:
SMBC Consolidated
Maximum	¥1,047.4
Minimum	879.5
Daily average	961.3
At March 31, 2023	1,003.2
SMFG Consolidated
Maximum	¥1,241.1
Minimum	1,067.2
Daily average	1,163.0
At March 31, 2023	1,224.8

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2024 and 2023. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2024
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)

Non-derivative financial instruments:
Deposits	¥124,948,217	¥38,316,007	¥14,347,019	¥2,665,810	¥710,143	¥1,120,429	¥182,107,625
Call money and bills sold	12,753	3,116,809	5,899	2,588	—	—	3,138,049
Repurchase agreements and cash collateral on securities lent	268,070	19,488,046	410,842	—	—	—	20,166,958
Trading liabilities	4,924,490	—	—	—	—	—	4,924,490
Financial liabilities designated at fair value through profit or loss	—	4,223	17,928	89,206	60,952	349,978	522,287
Borrowings	135,527	1,527,324	4,562,586	4,210,119	3,084,857	2,186,734	15,707,147
Debt securities in issue	—	3,598,452	1,275,564	3,735,948	2,310,650	3,788,930	14,709,544
Lease payable	—	20,099	64,456	117,446	78,843	177,791	458,635
Other financial liabilities	3,033,285	7,479,845	4,500	—	—	5,418	10,523,048

	At March 31, 202 4
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Off balance sheet items:
Loan commitments	88,926,181	—	—	—	—	—	88,926,181
Financial guarantees and other credit-related contingent liabilities	14,869,558	—	—	—	—	—	14,869,558

Total non-derivative financial instruments	¥237,118,081	¥73,550,805	¥20,688,794	¥10,821,117	¥6,245,445	¥7,629,280	¥356,053,522

Derivative financial instruments	¥11,207,740	¥550	¥22,452	¥162,517	¥115,602	¥368,612	¥11,877,473

	At March 31, 2023
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥116,227,911	¥38,303,894	¥14,106,445	¥2,733,806	¥676,254	¥892,141	¥172,940,451
Call money and bills sold	16,663	2,518,257	31,805	2,331	—	—	2,569,056
Repurchase agreements and cash collateral on securities lent	90,371	17,492,532	134,994	67,350	779	—	17,786,026
Trading liabilities	3,291,089	—	—	—	—	—	3,291,089
Financial liabilities designated at fair value through profit or loss	—	28,772	51,658	73,688	83,030	228,642	465,790
Borrowings	231,603	907,174	1,827,402	7,606,743	2,535,474	1,862,586	14,970,982
Debt securities in issue	—	2,338,572	1,321,930	2,992,801	2,659,646	3,252,632	12,565,581
Lease payable	—	17,860	59,069	107,121	76,395	183,993	444,438
Other financial liabilities	3,221,035	5,199,330	97,469	—	—	4,378	8,522,212
Off balance sheet items:
Loan commitments	79,068,816	—	—	—	—	—	79,068,816
Financial guarantees and other credit-related contingent liabilities	13,693,772	—	—	—	—	—	13,693,772

Total non-derivative financial instruments	¥215,841,260	¥66,806,391	¥17,630,772	¥13,583,840	¥6,031,578	¥6,424,372	¥326,318,213

Derivative financial instruments	¥9,909,806	¥—	¥8,216	¥101,245	¥147,303	¥330,285	¥10,496,855

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the tables above as they relate to the interest cash flows of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2024 and 2023. The balance of deposits at March 31, 2024 and 2023 exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2024	2023
	(In millions)
Loans and advances	¥121,716,465	¥111,891,134
Deposits	182,097,319	172,927,810

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Domestic deposits are mainly composed of corporate and individual customer deposits.

	At March 31,
	2024	2023
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥34,511,806	¥30,778,301
Interest-bearing demand deposits	74,426,922	70,401,409
Deposits at notice	690,015	828,110
Time deposits	16,551,537	17,245,011
Negotiable certificates of deposit	3,583,425	4,470,206
Others	8,500,540	9,058,983

Total domestic offices	138,264,245	132,782,020

Foreign offices:
Non-interest-bearing demand deposits	3,027,357	2,771,762
Interest-bearing demand deposits	5,811,763	4,783,003
Deposits at notice	12,443,021	13,618,520
Time deposits	11,332,102	10,278,686
Negotiable certificates of deposit	11,088,851	8,555,350
Others	129,980	138,469

Total foreign offices	43,833,074	40,145,790

Total deposits	¥182,097,319	¥172,927,810

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2024 and 2023 based on the Basel III rules.

	At March 31,
	2024	2023
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	15.29%	15.98%
Tier 1 risk-weighted capital ratio	14.33%	14.94%
Common Equity Tier 1 risk-weighted capital ratio	12.91%	14.02%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥14,197.9	¥12,350.8
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	13,311.6	11,548.9
Common Equity Tier 1 capital	11,992.6	10,839.0
Risk-weighted assets	92,848.6	77,285.0
The amount of minimum total capital requirements (1)	7,427.9	6,182.8

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.